Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the unaudited interim condensed consolidated financial statements in this report:

	March 31, 2025	September 30, 2025
Year-end spot rate	US$1=S$1.3445	US$1 = S$1.2900
Average rate	US$1=S$1.3381	US$1 = S$1.2896

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Office equipment	5 years
Motor vehicles	5 years
Computer	1 years
Machinery	5 years
Furniture, fixtures and fittings	5 years
Leasehold building and leasehold improvement	lesser of lease term or expected useful life